Annual Total Returns - Fidelity International Discovery K6 Fund [BarChart] - 10.31 Fidelity International Discovery K6 Fund PRO-04 - Fidelity International Discovery K6 Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity International Discovery K6 Fund
Bar Chart Table:
Annual Return 2020	21.50%